Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Abstract]
Summary of Revenue From Transfer of Goods And Services

The group derives revenue from the transfer of goods and services over time and at a point in time in the following major product lines and segments :

	Segments
Year Ended June 30, 2022	Graphite Mining and exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$3,517,271	$—	$3,517,271
Consulting sales	—	4,900,492	—	4,900,492
Revenue from external customers	$—	$8,417,763	$—	$8,417,763
Timing of revenue recognition				—
At a point in time	—	3,517,271	—	3,517,271
Over time	—	4,900,492	—	4,900,492
	$—	$8,417,763	$—	$8,417,763

Year Ended June 30, 2021	Segments
	Graphite Mining and exploration		Battery Technology	Battery Materials	Total
Hardware sales	$—		$1,405,086	$—	$1,405,086
Consulting sales	—		3,822,261	—	3,822,261
Revenue from external customers	$—	$—	$5,227,347	$—	$5,227,347
Timing of revenue recognition					—
At a point in time	—		1,405,086	—	1,405,086
Over time	—		3,822,261	—	3,822,261
	$—		$5,227,347	$—	$5,227,347

Year Ended June 30, 2020	Segments
	Graphite Mining and exploration		Battery Technology	Battery Materials	Total
Hardware sales	$—		$2,113,416	$—	$2,113,416
Consulting sales	—		2,140,019	—	2,140,019
Revenue from external customers	$—	$—	$4,253,435	$—	$4,253,435
Timing of revenue recognition					—
At a point in time	—		2,113,416	—	2,113,416
Over time	—		2,140,019	—	2,140,019
	$—		$4,253,435	$—	$4,253,435

Summary of Assets and Liabilities Related to Contracts with Customers Recognised

The Group has recognized the following assets and liabilities related to contracts with customers:

	At June 30,
	2022	2021
Contract liabilities – Hardward sales	$3,938	$310,102
Total other current liabilities	$3,938	$310,102

Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Year Ended June 30,
	2022	2021	2020
Revenue recognized that was included in the contract liability balance at the beginning of the period
Hardware sales	$310,102	$98,783	$580,845